[LOGO]   [ART]

GOVERNMENT
INVESTMENT GRADE
FUND FOR INCOME
HIGH YIELD

TAXABLE BOND FUNDS

SEMI-ANNUAL REPORT
MARCH 31, 1999

MARKET OVERVIEW
First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.
First Investors High Yield Fund, Inc.

Dear Investor:

We are pleased to present the semi-annual report for the First Investors taxable bond funds for the six month period ended March 31, 1999. The period under review was characterized by a strong U.S. economy, rising interest rates and a rising stock market.

The U.S. economy, now in its eighth year of expansion, continued its remarkable performance. Growth in the fourth quarter of 1998 was very strong, at 6.0% annualized, and the momentum continued into the first quarter of 1999, with growth of 4.5% on an annual basis. Although the economy continued to expand, inflation stayed under control. As of March 31, the rate of inflation for the previous 12 months was less than 2%, as measured by the Consumer Price Index
(CPI). The unemployment rate also continued to fall, reaching 4.2% as of the end of March, its lowest level since 1970. Rising personal income, high consumer confidence and wealth from stock market gains combined to power economic growth.

By October of 1998, the international financial crisis that began in Southeast Asia during the summer, had reached its peak. After having negligible effects on U.S. financial markets for several months, the overseas financial turmoil finally impacted on domestic markets. A sharp decline in the stock market left the Dow Jones Industrial Average nearly 2,000 points below its August high. The weakness in the U.S. stock market served to intensify a "flight to quality," in which investors who sold stocks sought the relative safety of Treasury securities. This caused Treasury bond yields to decline to record lows.

Having already lowered short-term interest rates in late September, the Federal Reserve responded with two more rate cuts by mid-November. These actions helped restore stability to world financial markets and boosted equity markets, while bond prices fell as the flight to quality trend reversed. Long-term Treasury bond yields rose almost 100 basis points (1%), moving from 4.72% in early October to 5.7% in early March. The strong U.S. economy, and the fear toward the end of the reporting period that the Fed would raise rates, also helped push Treasury yields upward. Despite the rising interest rate environment, high yield corporate and mortgage-backed bond markets performed well because of their historically attractive yields relative to Treasury securities at the beginning of the reporting period.

First Investors Government Fund, Inc.
First Investors Investment Grade Fund
First Investors Fund For Income, Inc.
First Investors High Yield Fund, Inc.

Going forward, our long-term outlook for the bond markets is generally positive. However, we are concerned about a number of situations that could lead to higher interest rates and lower bond prices. One such situation is the possible recovery of the Japanese and other Asian economies. Another concern is the possibility that the continued strength of the U.S. economy will lead to inflation. Lastly, we are watchful of higher Japanese interest rates due to the huge amount of borrowing by the Japanese government. We also believe there are a number of positive factors which may help keep interest rates low. They include continued low inflation, weakness in overseas economies, the expectation that the U.S. economy may slow somewhat, and the U.S. budget surplus. Overall, we believe that the positive factors outweigh the concerns, and that interest rates are likely to fall by year-end, creating a favorable environment for bond investors.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

April 30, 1999

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GOVERNMENT FUND, INC.
March 31, 1999

-----------------------------------------------------------------------------------------------------------
                                                                                                     AMOUNT
                                                                                                   INVESTED
                                                                                                   FOR EACH
                                                                                                    $10,000
                                                                                                         OF
PRINCIPAL                                                                                               NET
  AMOUNT SECURITY                                                                          VALUE     ASSETS
-----------------------------------------------------------------------------------------------------------
        MORTGAGE-BACKED CERTIFICATES--83.6%
        FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.7%
$  8,600M 8%, 9/1/2027                                                             $   8,952,107   $    574
                     --------------------------------------------------------------------------------------
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I PROGRAM--35.6%
   8,045M 6.50%, 9/15/2028-1/15/2029                                                   8,018,154        515
  26,955M 7%, 7/15/2027-1/15/2029                                                     27,405,025      1,759
  15,568M 7.50%, 11/15/2022-5/15/2028                                                 16,050,656      1,030
   3,614M 9.50%, 8/15/2009-1/15/2010                                                   3,912,776        251
                     --------------------------------------------------------------------------------------
        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II PROGRAM--42.3%
  39,448M 7%, 6/20/2023-11/20/2027                                                    39,884,645      2,559
  16,435M 7.50%, 12/20/2022-10/20/2023                                                16,875,806      1,083
   8,510M 9%, 10/20/2015-7/20/2021                                                     9,096,020        584
                     --------------------------------------------------------------------------------------
TOTAL VALUE OF MORTGAGE-BACKED CERTIFICATES (cost $128,898,895)                      130,195,189      8,355
                     --------------------------------------------------------------------------------------
        U.S. GOVERNMENT OBLIGATIONS--14.0%
   9,000M United States Treasury Bonds, 5.50%, 8/15/2028                               8,609,067        552
  13,000M United States Treasury Notes, 5.625%, 5/15/2008                             13,239,694        850
                     --------------------------------------------------------------------------------------
TOTAL VALUE OF U.S. GOVERNMENT OBLIGATIONS (COST $22,441,152)                         21,848,761      1,402
                     --------------------------------------------------------------------------------------
        SHORT-TERM CORPORATE NOTES--2.2%
   3,500M General Electric Capital Corp., 4.92%, 4/6/1999 (cost
          $3,497,607)                                                                  3,497,607        224
                     --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $154,837,654)                     99.8%             155,541,557      9,981
OTHER ASSETS, LESS LIABILITIES                                       .2                  294,672         19
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                        100.0%           $ 155,836,229   $ 10,000
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--86.5%
            AEROSPACE/DEFENSE--5.8%
$     750M  Lockheed Martin Corp., 7.25%, 2006                 $   788,651     $   139
      700M  Raytheon Co., 6.15%, 2008                              691,284         122
      300M  Raytheon Co., 6.55%, 2010                              303,109          54
      750M  Rockwell International Corp., 8.375%, 2001             786,473         139
      700M  Thiokol Corp., 6.625%, 2008                            687,192         121
--------------------------------------------------------------------------------------
                                                                 3,256,709         575
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--1.8%
      250M  VF Corp., 9.50%, 2001                                  268,514          47
      740M  Westpoint Stevens, Inc., 7.875%, 2008                  760,350         134
--------------------------------------------------------------------------------------
                                                                 1,028,864         181
--------------------------------------------------------------------------------------
            BASIC MATERIALS--1.3%
      730M  Navistar International Corp., 8%, 2008                 755,550         133
--------------------------------------------------------------------------------------
            CHEMICALS--2.7%
      750M  Du Pont (E.I.) de Nemours & Co., 8.125%, 2004          823,462         145
      700M  Lubrizol Corp., 7.25%, 2025                            717,953         127
--------------------------------------------------------------------------------------
                                                                 1,541,415         272
--------------------------------------------------------------------------------------
            CONGLOMERATES--2.7%
      700M  Hanson Overseas B.V., 7.375%, 2003                     732,544         129
      750M  Tenneco, Inc., 7.875%, 2027                            770,144         136
--------------------------------------------------------------------------------------
                                                                 1,502,688         265
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--2.6%
      750M  Dial Corp., 6.50%, 2008                                752,344         133
      735M  Mattel, Inc., 6%, 2003                                 732,844         129
--------------------------------------------------------------------------------------
                                                                 1,485,188         262
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--10.3%
      750M  Baltimore Gas and Electric Co., 6.50%, 2003            767,269         135
      735M  Consumers Energy Co., 6.375%, 2008                     735,840         130
      900M  Duke Energy Corp., 5.875%, 2003                        902,681         159
      800M  Kansas Gas & Electric Co., 7.60%, 2003                 845,946         149
      350M  Niagara Mohawk Power Corp., 7.625%, 2005               361,317          64
      421M  Old Dominion Electric Cooperative, 7.97%, 2002         433,408          77
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES (continued)
$     750M  Philadelphia Electric Co., 8%, 2002                $   793,474     $   140
      925M  Southwestern Electric Power Co., 7%, 2007              987,240         174
--------------------------------------------------------------------------------------
                                                                 5,827,175       1,028
--------------------------------------------------------------------------------------
            ENERGY--5.0%
      700M  Baroid Corp., 8%, 2003                                 755,228         133
      500M  Mobil Corp., 8.625%, 2021                              616,347         109
      725M  Occidental Petroleum Corp., 6.50%, 2005                703,926         124
      750M  Phillips Petroleum Co., 7.20%, 2023                    766,897         135
--------------------------------------------------------------------------------------
                                                                 2,842,398         501
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.9%
      350M  Time Warner, Inc., 6.875%, 2018                        349,717          62
      700M  Walt Disney Co., 6.75%, 2006                           728,897         129
--------------------------------------------------------------------------------------
                                                                 1,078,614         191
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--12.4%
      700M  Chase Manhattan Bank, 7%, 2005                         731,347         129
      800M  Citicorp, 8%, 2003                                     852,060         150
      800M  First Union Corp., 8.125%, 2002                        851,662         150
      750M  Fleet Capital, 7.92%, 2026                             778,956         138
      700M  KeyCorp, 7.50%, 2006                                   747,650         132
      750M  Mellon Bank NA, 6.50%, 2005                            762,474         135
      550M  Meridian Bancorp, 7.875%, 2002                         582,144         103
      925M  Morgan Guaranty Trust Co., 7.375%, 2002                960,758         170
      700M  NationsBank Corp., 8.125%, 2002                        747,556         132
--------------------------------------------------------------------------------------
                                                                 7,014,607       1,239
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--7.8%
      750M  Anheuser-Busch Cos., Inc., 7%, 2005                    764,316         135
      550M  Coca-Cola Enterprises, Inc., 7.875%, 2002              580,428         103
      700M  Hershey Foods Corp., 6.70%, 2005                       727,824         129
      725M  Pepsi Bottling Group, Inc., 7%, 2029 +                 727,550         128
      900M  Philip Morris Cos., Inc., 7.125%, 2002                 932,477         165
      650M  Universal Corp., 9.25%, 2001                           686,002         121
--------------------------------------------------------------------------------------
                                                                 4,418,597         781
--------------------------------------------------------------------------------------

FIRST INVESTORS INVESTMENT GRADE FUND
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--2.6%
$     700M  Columbia Energy Group, 6.80%, 2005                 $   715,892     $   126
      700M  Enron Corp., 7.125%, 2007                              731,903         129
--------------------------------------------------------------------------------------
                                                                 1,447,795         255
--------------------------------------------------------------------------------------
            HEALTHCARE--2.5%
      725M  Merck & Co., Inc., 5.95%, 2028                         674,924         119
      700M  Warner-Lambert Co., 6%, 2008                           714,624         126
--------------------------------------------------------------------------------------
                                                                 1,389,548         245
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--4.4%
      700M  Associates Corp. of North America, 7.875%, 2001        734,974         130
      700M  General Electric Capital Corp., 7.875%, 2006           785,782         139
      700M  General Motors Acceptance Corp., 6.625%, 2005          719,366         127
      250M  International Lease Finance Corp., 8.875%, 2001        265,538          47
--------------------------------------------------------------------------------------
                                                                 2,505,660         443
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--4.0%
      700M  New York Times Co., Inc., 7.625%, 2005                 757,457         134
      750M  News America Holdings, Inc., 8.50%, 2005               824,574         146
      700M  PanAmSat Corp., 6.375%, 2008                           668,975         118
--------------------------------------------------------------------------------------
                                                                 2,251,006         398
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.4%
      750M  Temple Inland, Inc., 9%, 2001                          793,219         140
--------------------------------------------------------------------------------------
            RETAIL - FOOD/DRUG--1.2%
      700M  Kroger Co., 7%, 2018                                   703,954         124
--------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--2.7%
      700M  Federated Department Stores, Inc., 7.45%, 2017         732,120         129
      700M  Wal-Mart Stores, Inc., 8%, 2006                        789,729         139
--------------------------------------------------------------------------------------
                                                                 1,521,849         268
--------------------------------------------------------------------------------------
            TECHNOLOGY--2.7%
      750M  International Business Machines Corp., 7%, 2025        788,943         139
      725M  Xerox Corp., 7.20%, 2016                               759,427         134
--------------------------------------------------------------------------------------
                                                                 1,548,370         273
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--9.4%
$     360M  AT&T Corp., 6.50%, 2029                            $   353,695     $    62
      850M  MCI Communications Corp., 7.50%, 2004                  906,930         160
      700M  New York Telephone Co., 7.25%, 2024                    710,709         126
    1,000M  Pacific Bell Telephone Co., 7%, 2004                 1,047,652         185
      725M  Sprint Capital Corp., 6.125%, 2008                     713,992         126
      700M  TCI Communications, Inc., 6.375%, 2003                 715,636         126
      800M  WorldCom, Inc., 8.875%, 2006                           861,919         152
--------------------------------------------------------------------------------------
                                                                 5,310,533         937
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.3%
      700M  Norfolk Southern Corp., 7.35%, 2007                    750,419         133
--------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $47,709,777)               48,974,158       8,644
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--7.2%
    4,000M  United States Treasury Notes, 5.625%, 2008 (cost
              $4,099,219)                                        4,073,752         719
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--2.6%
    1,500M  Federal National Mortgage Association, 5.75%,
              2008 (cost $1,502,100)                             1,493,784         263
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.0%
    1,150M  American General Finance Corp., 4.90%, 4/6/99
              (cost $1,149,217)                                  1,149,217         203
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $54,460,313)           98.3%   55,690,911       9,829
OTHER ASSETS, LESS LIABILITIES                           1.7       966,371         171
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $56,657,282     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ See Note 4

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 1999

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                   $10,000
                                                                                        OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              CORPORATE BONDS--88.6%
              AEROSPACE/DEFENSE--1.3%
$     2,000M  Burke Industries, Inc., 10%, 2007                   $   1,810,000   $     42
      1,600M  L-3 Communications Corp., 10.375%, 2007                 1,764,000         41
      2,000M  L-3 Communications Corp., 8%, 2008                      2,030,000         47
    --------------------------------------------------------------------------------------
                                                                      5,604,000        130
    --------------------------------------------------------------------------------------
              AGRICULTURAL PRODUCTS--1.3%
      5,500M  Terra Industries, Inc., 10.50%, 2005                    5,555,000        130
    --------------------------------------------------------------------------------------
              APPAREL/TEXTILES--3.5%
      3,500M  Dan River, Inc., 10.125%, 2003                          3,596,250         84
      4,480M  GFSI, Inc., 9.625%, 2007                                4,144,000         97
      2,450M  Pillowtex Corp., 10%, 2006                              2,560,250         60
      4,600M  Polymer Group, Inc., 9%, 2007                           4,726,500        110
    --------------------------------------------------------------------------------------
                                                                     15,027,000        351
    --------------------------------------------------------------------------------------
              AUTOMOTIVE--3.7%
      4,000M  Accuride Corp., 9.25%, 2008                             4,060,000         95
      1,650M  Cambridge Industries, Inc., 10.25%, 2007                1,361,250         32
      2,800M  Collins & Aikman Products Co., 11.50%, 2006             2,996,000         70
      4,000M  Exide Corp., 10%, 2005                                  3,940,000         92
      3,610M  Safelite Glass Corp., 9.875%, 2006                      3,384,375         79
    --------------------------------------------------------------------------------------
                                                                     15,741,625        368
    --------------------------------------------------------------------------------------
              BUILDING MATERIALS--1.7%
      3,500M  American Architectural Products Corp.,
                11.75%, 2007                                          2,922,500         68
      3,000M  Nortek, Inc., 9.125%, 2007                              3,127,500         73
      1,277M  Waxman USA, Inc., 11.125%, 2001                         1,104,605         26
    --------------------------------------------------------------------------------------
                                                                      7,154,605        167
    --------------------------------------------------------------------------------------
              CHEMICALS--5.0%
      5,300M  AEP Industries, Inc., 9.875%, 2007                      5,459,000        127
      6,600M  Huntsman Polymers Corp., 11.75%, 2004                   7,111,500        166
      3,450M  Hydrochem Industrial Services, Inc., 10.375%,
                2007                                                  3,053,250         71
      1,500M  Precise Technology, Inc., 11.125%, 2007                 1,432,500         33
      4,500M  Texas Petrochemicals Corp., 11.125%, 2006               4,207,500         98
    --------------------------------------------------------------------------------------
                                                                     21,263,750        495
    --------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                   $10,000
                                                                                        OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              CONSUMER DURABLES--.5%
$     2,000M  Republic Group, Inc., 9.50%, 2008                   $   2,027,500   $     47
    --------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--3.0%
      1,300M  AKI, Inc., 10.50%, 2008                                 1,280,500         30
      4,000M  Chattem, Inc., 8.875%, 2008                             4,050,000         94
      4,070M  Herff Jones, Inc., 11%, 2005                            4,436,300        103
      1,300M  Hines Horticulture, Inc., 11.75%, 2005                  1,413,750         33
      2,700M  Syratech Corp., 11%, 2007                               1,917,000         45
    --------------------------------------------------------------------------------------
                                                                     13,097,550        305
    --------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--.8%
      3,300M  Tekni-Plex, Inc., 9.25%, 2008                           3,399,000         79
    --------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--2.1%
      1,000M  Amtrol, Inc., 10.625%, 2006                               975,000         23
      1,200M  Columbus McKinnon Corp., 8.50%, 2008                    1,191,000         28
      2,500M  Day International Group, Inc., 11.125%, 2005            2,637,500         62
      4,275M  Fairfield Manufacturing, Inc., 11.375%, 2001            4,429,969        103
    --------------------------------------------------------------------------------------
                                                                      9,233,469        216
    --------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--.5%
      1,000M  Amphenol Corp., 9.875%, 2007                            1,045,000         24
      1,000M  Applied Power, Inc., 8.75%, 2009                        1,016,250         24
    --------------------------------------------------------------------------------------
                                                                      2,061,250         48
    --------------------------------------------------------------------------------------
              ELECTRONICS/INSTRUMENTS/COMPONENTS--1.0%
      4,000M  Advanced Micro Devices, Inc., 11%, 2003                 4,160,000         97
    --------------------------------------------------------------------------------------
              ENERGY--3.2%
      1,200M  Chesapeake Energy Corp., 9.625%, 2005                   1,002,000         23
      5,000M  KCS Energy, Inc., 11%, 2003                             3,500,000         82
      4,500M  Magnum Hunter Resources, Inc., 10%, 2007                3,982,500         93
      2,000M  RBF Finance Co., 11.375%, 2009+                         2,105,000         49
      3,000M  Tesoro Petroleum Corp., 9%, 2008                        2,977,500         69
    --------------------------------------------------------------------------------------
                                                                     13,567,000        316
    --------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE--3.0%
      1,540M  Carmike Cinemas, Inc., 9.375%, 2009+                    1,565,987         37
      4,000M  KSL Recreation Group, Inc., 10.25%, 2007                4,100,000         96
    --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 1999

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                   $10,000
                                                                                        OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE (continued)
$     3,800M  Loews Cineplex Entertainment Corp., 8.875%, 2008    $   3,795,250   $     89
      4,000M  Outboard Marine Corp., 10.75%, 2008+                    3,300,000         77
    --------------------------------------------------------------------------------------
                                                                     12,761,237        299
    --------------------------------------------------------------------------------------
              FINANCIAL--1.0%
      4,500M  Bay View Capital Corp., 9.125%, 2007                    4,387,500        102
    --------------------------------------------------------------------------------------
              FOOD SERVICE--1.2%
      5,000M  Domino's, Inc., 10.375%, 2009+                          5,200,000        121
    --------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--1.4%
      1,500M  Canandaigua Brands, Inc., 8.50%, 2009                   1,541,250         36
      1,000M  Delta Beverage Group, Inc., 9.75%, 2003                 1,050,000         24
      3,500M  Di Giorgio Corp., 10%, 2007                             3,360,000         78
    --------------------------------------------------------------------------------------
                                                                      5,951,250        138
    --------------------------------------------------------------------------------------
              GAMING/LODGING--1.9%
      4,000M  Casino America, Inc., 12.50%, 2003                      4,615,000        108
      1,000M  Mohegan Tribal Gaming Authority, 8.75%, 2009+           1,047,500         24
      2,250M  Prime Hospitality Corp., 9.25%, 2006                    2,348,437         55
    --------------------------------------------------------------------------------------
                                                                      8,010,937        187
    --------------------------------------------------------------------------------------
              HEALTHCARE--4.1%
      2,250M  Alaris Medical Systems, Inc., 9.75%, 2006               2,283,750         53
      2,750M  Conmed Corp., 9%, 2008                                  2,770,625         65
      4,100M  Fisher Scientific International, Inc., 9%, 2008         4,141,000         97
      4,000M  Genesis Health Ventures, Inc., 9.75%, 2005              3,480,000         81
      3,750M  Integrated Health Services, Inc., 10.25%, 2006          2,601,562         61
      2,200M  Owens & Minor, Inc., 10.875%, 2006                      2,387,000         56
    --------------------------------------------------------------------------------------
                                                                     17,663,937        413
    --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--12.4%
      1,000M  Ackerley Group, Inc., 9%, 2009+                         1,033,750         24
      2,000M  Bresnan Communications Group, LLC,
                0% - 9.25%, 2009+                                     1,357,500         32
      5,000M  Charter Communications Holdings, LLC, 8.625%,
                2009+                                                 5,112,500        119
      5,000M  Comcast United Kingdom Cable Partners, Ltd., 0% -
                11.20%, 2007                                          4,425,000        103
    --------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                   $10,000
                                                                                        OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING) (continued)
$     4,750M  Diamond Cable Communications PLC,
                0% - 11.75%, 2005                                 $   4,263,125   $     99
      4,150M  Diva Systems Corp., 0% - 12.625%, 2008                  1,390,250         32
     13,500M  Echostar DBS Corp., 9.375%, 2009+                      14,107,500        329
      4,000M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008        4,100,000         96
      4,000M  Mediacom LLC/Mediacom Capital Corp., 7.875%,
                2011+                                                 3,960,000         92
      3,000M  Rogers Cantel, Inc., 8.80%, 2007                        3,146,250         73
      3,000M  Sinclair Broadcasting Group, Inc., 10%, 2005            3,172,500         74
      3,850M  Star Choice Communications, Inc., 13%, 2005             3,869,250         90
      3,000M  Young Broadcasting Corp., 10.125%, 2005                 3,195,000         75
    --------------------------------------------------------------------------------------
                                                                     53,132,625      1,238
    --------------------------------------------------------------------------------------
              MEDIA (OTHER)--3.3%
      3,000M  Mail-Well Corp., 8.75%, 2008                            3,090,000         72
      6,000M  MDC Communications Corp., 10.50%, 2006                  6,180,000        144
      1,500M  R. H. Donnelly, Inc., 9.125%, 2008                      1,582,500         37
      3,000M  Von Hoffman Press, Inc., 10.375%, 2007+                 3,112,500         73
    --------------------------------------------------------------------------------------
                                                                     13,965,000        326
    --------------------------------------------------------------------------------------
              MINING/METALS--4.4%
      4,400M  Euramax International PLC, 11.25%, 2006                 4,576,000        107
      3,000M  Murrin Murrin Holdings Property, Ltd., 9.375%,
                2007                                                  2,745,000         64
      4,000M  Renco Metals, Inc., 11.50%, 2003                        4,120,000         96
      4,000M  Russel Metals, Inc., 10.25%, 2000                       4,030,000         94
      3,500M  Wheeling-Pittsburgh Corp., 9.25%, 2007                  3,465,000         81
    --------------------------------------------------------------------------------------
                                                                     18,936,000        442
    --------------------------------------------------------------------------------------
              MISCELLANEOUS--.2%
      1,025M  Kindercare Learning Centers, Inc., 9.50%, 2009          1,037,813         24
    --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--5.4%
      4,000M  Container Corp., 11.25%, 2004                           4,220,000         98
      1,450M  Fonda Group, Inc., 9.50%, 2007                          1,218,000         28
      3,650M  Packaging Corp. of America, 9.625%, 2009                3,750,375         87
      5,500M  Riverwood International Corp., 10.25%, 2006             5,685,625        133
    --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 1999

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                   $10,000
                                                                                        OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS (continued)
$     5,600M  S.D. Warren Co., Inc., 12%, 2004                    $   6,083,000   $    142
      2,400M  Stone Container Corp., 10.75%, 2002                     2,421,000         56
    --------------------------------------------------------------------------------------
                                                                     23,378,000        544
    --------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--.2%
      4,000M  Cathay International, Ltd., 13%, 2008+                  1,000,000         23
    --------------------------------------------------------------------------------------
              RETAIL - GENERAL MERCHANDISE--.5%
      2,000M  Big 5 Corp., 10.875%, 2007                              2,040,000         48
    --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--18.9%
      1,350M  21st Century Telecom Group, Inc., 0% - 12.25%,
                2008                                                    475,875         11
      5,300M  E. Spire Communications, Inc., 0% - 13%, 2005           3,484,750         81
      3,000M  Facilicom International, Inc., 10.50%, 2008             2,340,000         55
      4,600M  GST USA, Inc., 0% - 13.875%, 2005                       3,450,000         80
      4,000M  Hyperion Telecommunications, Inc., 0% - 13%, 2003       3,305,000         77
      5,000M  Intermedia Communications, Inc., 8.50%, 2008            5,000,000        117
      4,300M  Level 3 Communications, Inc., 9.125%, 2008              4,343,000        101
      5,500M  MetroNet Communications Corp., 0% - 9.95%, 2008         4,276,250        100
      5,000M  Nextel Communications, Inc., 0% - 9.95%, 2008           3,537,500         82
      7,000M  NextLink Communications, Inc., 12.50%, 2006             7,752,500        181
      1,700M  NextLink Communications, Inc., 9%, 2008                 1,693,625         40
        750M  NextLink Communications, Inc., 0% - 9.45%, 2008           480,938         11
      2,000M  NTL, Inc., 11.50%, 2008+                                2,265,000         53
      6,000M  Omnipoint Corp., 11.625%, 2006                          5,310,000        124
      6,000M  Orion Network Systems, Inc., 11.25%, 2007               5,550,000        129
      4,000M  Pac-West Telecommunications, Inc., 13.50%, 2009+        3,980,000         93
      5,000M  Paging Network, Inc., 10%, 2008                         4,275,000        100
      3,800M  Powertel, Inc., 0% - 12%, 2006                          2,842,020         66
      4,000M  Powertel, Inc., 11.125%, 2007                           4,140,000         97
      4,175M  Qwest Communications International, Inc.,
                0% - 9.47%, 2007                                      3,308,688         77
      6,000M  RCN Corp., 0% - 11.125%, 2007                           4,050,000         94
      8,000M  Triton PCS, Inc., 0% - 11%, 2008                        4,760,000        111
      1,000M  Viatel, Inc., 0% - 12.50%, 2008                           622,500         15
    --------------------------------------------------------------------------------------
                                                                     81,242,646      1,895
    --------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
  PRINCIPAL                                                                        $10,000
    AMOUNT,                                                                             OF
     SHARES                                                                            NET
OR WARRANTS   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              TRANSPORTATION--3.1%
$     4,000M  Coach USA, Inc., 9.375%, 2007                       $   4,180,000   $     97
      5,700M  Eletson Holdings, Inc., 9.25%, 2003                     5,529,000        129
      3,100M  Moran Transportation Co., 11.75%, 2004                  3,394,500         79
    --------------------------------------------------------------------------------------
                                                                     13,103,500        305
    --------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $387,961,432)                  379,702,194      8,854
    --------------------------------------------------------------------------------------
              COMMON STOCKS--.3%
              MEDIA (CABLE TV/BROADCASTING)
     15,753   *Echostar Communications Corp. - Class "A" (cost
                $0)                                                   1,285,839         30
    --------------------------------------------------------------------------------------
              PREFERRED STOCKS--3.9%
              MEDIA (CABLE TV/BROADCASTING)--2.6%
     98,669   CSC Holdings, Inc., 11.125%, PIK, Series "M"           11,297,629        263
    --------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--1.3%
    100,000   *S.D. Warren Co., Inc., 14%, Series "B"                 5,350,000        125
    --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.0%
        527   Viatel, Inc., 10%, Series "A"                             105,400          3
    --------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $12,261,524)                   16,753,029        391
    --------------------------------------------------------------------------------------
              WARRANTS--.2%
              GAMING/LODGING--.0%
      7,000   *Goldriver Finance Corp., Liquidating Trust                 7,000         --
    --------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--.1%
     12,450   *Diva Systems Corp. (expiring 3/1/08)+                     16,185         --
     89,166   *Star Choice Communications, Inc. (expiring
                12/15/05)+                                              234,061          6
    --------------------------------------------------------------------------------------
                                                                        250,246          6
    --------------------------------------------------------------------------------------

FIRST INVESTORS FUND FOR INCOME, INC.
March 31, 1999

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
  WARRANTS,                                                                       FOR EACH
      UNITS                                                                        $10,000
         OR                                                                             OF
  PRINCIPAL                                                                            NET
     AMOUNT   SECURITY                                                    VALUE     ASSETS
------------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
    100,000   *S.D. Warren Co., Inc. (expiring 12/15/06)+         $     500,000   $     12
    --------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.0%
      7,300   *E. Spire Communications, Inc. (expiring 11/1/05)          73,000          2
    --------------------------------------------------------------------------------------
TOTAL VALUE OF WARRANTS (cost $17)                                      830,246         20
    --------------------------------------------------------------------------------------
              UNITS--.7%
              AEROSPACE/DEFENSE
      3,000   Decrane Aircraft Holdings, Inc. (a)+ (cost
                $3,000,000)                                           3,045,000         71
    --------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.9%
$     7,500M  U.S. Treasury Note, 7.25%, 2004 (cost $8,163,281)       8,189,062        191
    --------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.9%
     13,250M  American General Finance Corp., 4.90%, 4/6/99          13,240,981        309
      2,500M  Chevron USA, Inc., 4.90%, 4/6/99                        2,498,298         58
      1,000M  Washington Gas Light Co., 5.05%, 4/1/99                 1,000,000         23
    --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $16,739,279)         16,739,279        390
    --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $428,125,533)            99.5%     426,544,649      9,947
OTHER ASSETS, LESS LIABILITIES                              .5        2,290,254         53
--------------------------------------------------------------------------------------
NET ASSETS                                               100.0%   $ 428,834,903   $ 10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a)Each unit consists of one 12% senior discount note due 2008 and one warrant to buy 1.55 shares of common stock.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS HIGH YIELD FUND, INC.
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                               $10,000
                                                                                    OF
PRINCIPAL                                                                          NET
  AMOUNT   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           CORPORATE BONDS--85.5%
           AEROSPACE/DEFENSE--.5%
$  1,000M  Moog, Inc., 10%, 2006                              $   1,035,000   $     51
--------------------------------------------------------------------------------------
           AGRICULTURAL PRODUCTS--.7%
   1,400M  Terra Industries, Inc., 10.50%, 2005                   1,414,000         70
--------------------------------------------------------------------------------------
           APPAREL/TEXTILES--2.8%
   1,000M  Pillowtex Corp., 10%, 2006                             1,045,000         52
   2,650M  Polymer Group, Inc., 9%, 2007                          2,722,875        135
   2,250M  Worldtex, Inc., 9.625%, 2007                           1,833,750         91
--------------------------------------------------------------------------------------
                                                                  5,601,625        278
--------------------------------------------------------------------------------------
           AUTOMOTIVE--5.3%
     385M  Aftermarket Technology Corp., Series "B",
             12%, 2004                                              397,512         20
   1,120M  Aftermarket Technology Corp., Series "D",
             12%, 2004                                            1,156,400         57
   2,000M  Cambridge Industries, Inc., 10.25%, 2007               1,650,000         82
   1,750M  Cooperative Computing, Inc., 9%, 2008                  1,531,250         76
   2,185M  Safelite Glass Corp., 9.875%, 2006                     2,048,437        101
   2,400M  Special Devices, Inc., 11.375%, 2008+                  2,424,000        120
   1,500M  Walbro Corp., 9.875%, 2005                             1,511,250         75
--------------------------------------------------------------------------------------
                                                                 10,718,849        531
--------------------------------------------------------------------------------------
           BUILDING MATERIALS--.7%
   1,650M  American Architectural Products Corp., 11.75%,
             2007                                                 1,377,750         68
--------------------------------------------------------------------------------------
           CHEMICALS--3.5%
   2,250M  AEP Industries, Inc., 9.875%, 2007                     2,320,794        115
   2,800M  Huntsman Polymers Corp., 11.75%, 2004                  3,017,000        149
   1,900M  Hydrochem Industrial Services, Inc., 10.375%,
             2007                                                 1,681,500         83
--------------------------------------------------------------------------------------
                                                                  7,019,294        347
--------------------------------------------------------------------------------------
           CONSUMER PRODUCTS--3.7%
   2,000M  AKI Holding Corp., 0% - 13.50%, 2009                     805,000         40
   1,000M  AKI, Inc., 10.50%, 2008                                  985,000         49
   1,000M  Corning Consumer Products, Inc., 9.625%, 2008            840,000         42
   2,500M  Herff Jones, Inc., 11%, 2005                           2,725,000        135
   1,235M  Hines Horticulture, Inc., 11.75%, 2005                 1,343,062         67
   1,200M  Syratech Corp., 11%, 2007                                852,000         42
--------------------------------------------------------------------------------------
                                                                  7,550,062        375
--------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                               $10,000
                                                                                    OF
PRINCIPAL                                                                          NET
  AMOUNT   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING--3.2%
$  2,850M  Radnor Holdings, Inc., 10%, 2003                   $   2,949,750   $    146
   1,250M  Tekni-Plex, Inc., 9.25%, 2008                          1,287,500         64
   2,000M  U. S. Can Corp., 10.125%, 2006                         2,120,000        105
--------------------------------------------------------------------------------------
                                                                  6,357,250        315
--------------------------------------------------------------------------------------
           DURABLE GOODS MANUFACTURING--1.4%
     750M  Amtrol, Inc., 10.625%, 2006                              731,250         36
   2,070M  Fairfield Manufacturing, Inc., 11.375%, 2001           2,145,037        106
--------------------------------------------------------------------------------------
                                                                  2,876,287        142
--------------------------------------------------------------------------------------
           ENERGY--3.2%
   1,500M  Giant Industries, Inc., 9.75%, 2003                    1,477,500         73
   3,000M  Gulf Canada Resources, Ltd., 9.625%, 2005              3,071,250        152
   1,900M  Stone Energy Corp., 8.75%, 2007                        1,888,125         94
--------------------------------------------------------------------------------------
                                                                  6,436,875        319
--------------------------------------------------------------------------------------
           ENTERTAINMENT/LEISURE--3.6%
   1,000M  Bell Sports, Inc., 11%, 2008                           1,035,000         51
   3,600M  Loews Cineplex Entertainment Corp., 8.875%, 2008       3,595,500        178
   3,300M  Outboard Marine Corp., 10.75%, 2008+                   2,722,500        135
--------------------------------------------------------------------------------------
                                                                  7,353,000        364
--------------------------------------------------------------------------------------
           FOOD/BEVERAGE/TOBACCO--1.1%
   2,000M  International Home Foods, Inc., 10.375%, 2006          2,175,000        108
--------------------------------------------------------------------------------------
           GAMING/LODGING--2.3%
   2,400M  Casino America, Inc., 12.50%, 2003                     2,769,000        137
   1,750M  Prime Hospitality Corp., 9.25%, 2006                   1,826,563         90
--------------------------------------------------------------------------------------
                                                                  4,595,563        227
--------------------------------------------------------------------------------------
           HEALTHCARE--6.3%
   1,700M  Genesis Health Ventures, Inc., 9.75%, 2005             1,479,000         73
   2,000M  Integrated Health Services, Inc., 10.25%, 2006         1,387,500         69
   2,100M  Integrated Health Services, Inc., 9.25%, 2008          1,372,875         68
   2,150M  Leiner Health Products, Inc., 9.625%, 2007             2,176,875        108
   2,489M  Owens & Minor, Inc., 10.875%, 2006                     2,700,565        134
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                               $10,000
                                                                                    OF
PRINCIPAL                                                                          NET
  AMOUNT   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           HEALTHCARE (continued)
$  1,500M  Packard Bioscience, Inc., 9.375%, 2007             $   1,458,750   $     72
   2,200M  Tenet Healthcare Corp., 8.625%, 2007                   2,194,500        109
--------------------------------------------------------------------------------------
                                                                 12,770,065        633
--------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--11.9%
   1,000M  Allbritton Communications Corp., 9.75%, 2007           1,068,750         53
   2,000M  Century Communications Corp., 9.50%, 2005              2,155,000        107
   3,000M  Diva Systems Corp., 0% - 12.625%, 2008+                1,005,000         50
   5,000M  Echostar DBS Corp., 9.375%, 2009+                      5,225,000        259
   1,000M  Groupe Videotron, Ltee, 10.625%, 2005                  1,085,000         54
   2,250M  Grupo Televisa, SA, 11.875%, 2006                      2,337,188        116
   2,000M  Lenfest Communication, Inc., 10.50%, 2006              2,287,500        113
   1,500M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008       1,537,500         76
   1,300M  Rogers Cablesystems, Inc., 10%, 2005                   1,465,750         73
   1,700M  Rogers Communications, Inc., 8.875%, 2007              1,780,750         88
   2,000M  Salem Communications Corp., 9.50%, 2007                2,140,000        106
   2,000M  Star Choice Communications, Inc., 13%, 2005            2,010,000        100
--------------------------------------------------------------------------------------
                                                                 24,097,438      1,195
--------------------------------------------------------------------------------------
           MEDIA (OTHER)--1.8%
   1,800M  Garden State Newspapers, Inc., 8.75%, 2009             1,827,000         90
   1,800M  Garden State Newspapers, Inc., 8.625%, 2011+           1,820,250         90
--------------------------------------------------------------------------------------
                                                                  3,647,250        180
--------------------------------------------------------------------------------------
           MINING/METALS--4.5%
   2,500M  Commonwealth Aluminum, Corp., 10.75%, 2006             2,512,500        124
   3,200M  CSN Iron, SA, 9.125%, 2007+                            2,424,000        120
   2,000M  Renco Metals, Inc., 11.50%, 2003                       2,060,000        102
   2,100M  Wheeling-Pittsburgh Corp., 9.25%, 2007                 2,079,000        103
--------------------------------------------------------------------------------------
                                                                  9,075,500        449
--------------------------------------------------------------------------------------
           MISCELLANEOUS--3.6%
   1,500M  Iron Mountain, Inc., 10.125%, 2006                     1,620,000         80
   3,600M  Kindercare Learning Centers, Inc., 9.50%, 2009         3,645,000        181
   2,000M  Loomis Fargo & Co., 10%, 2004                          2,030,000        101
--------------------------------------------------------------------------------------
                                                                  7,295,000        362
--------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                               $10,000
                                                                                    OF
PRINCIPAL                                                                          NET
  AMOUNT   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--3.6%
$  2,850M  Fonda Group, Inc., 9.50%, 2007                     $   2,394,000   $    119
   1,000M  Riverwood International Corp., 10.25%, 2006            1,033,750         51
   2,600M  S.D. Warren Co., Inc., 12%, 2004                       2,824,250        140
   1,000M  Stone Container Corp., 10.75%, 2002                    1,008,750         50
--------------------------------------------------------------------------------------
                                                                  7,260,750        360
--------------------------------------------------------------------------------------
           REAL ESTATE/CONSTRUCTION--.3%
   2,200M  Cathay International, Ltd., 13%, 2008+                   550,000         27
--------------------------------------------------------------------------------------
           RETAIL - FOOD/DRUG--.5%
   1,000M  Randall's Food Markets, Inc., 9.375%, 2007             1,090,000         54
--------------------------------------------------------------------------------------
           RETAIL - GENERAL MERCHANDISE--.9%
   1,700M  Big 5 Corp., 10.875%, 2007                             1,734,000         86
--------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--17.1%
   2,000M  21st Century Telecom Group, Inc., 0% - 12.25%,
             2008                                                   705,000         35
   2,100M  Comcast Cellular Holdings, Inc., 9.50%, 2007           2,388,750        118
   3,750M  E. Spire Communications, Inc., 0% - 13%, 2005          2,465,625        122
   2,300M  Facilicom International, Inc., 10.50%, 2008            1,794,000         89
   2,400M  ICG Services, Inc., 0% - 10%, 2008                     1,494,000         74
   1,700M  Level 3 Communications, Inc., 9.125%, 2008             1,717,000         85
   3,200M  McCaw International, Ltd., 0% - 13%, 2007+             1,920,000         95
   2,300M  McLeodUSA, Inc., 9.25%, 2007                           2,412,125        119
   2,000M  Netia Holdings BV, 0% - 11.25%, 2007                   1,370,000         68
   2,750M  NextLink Communications, Inc., 0% - 9.45%, 2008        1,763,438         87
   3,000M  Omnipoint Corp., 11.625%, 2006                         2,655,000        132
   1,300M  Orion Network Systems, Inc., 11.25%, 2007              1,202,500         60
   2,100M  Pac-West Telecommunications, Inc., 13.50%, 2009+       2,089,500        103
   2,000M  Paging Network, Inc., 10%, 2008                        1,710,000         85
   1,750M  Powertel, Inc., 0% - 12%, 2006                         1,350,300         67
   3,100M  Powertel, Inc., 0% - 12%, 2006                         2,318,490        115
   2,000M  Qwest Communications International, Inc.,
             0% - 9.47%, 2007                                     1,585,000         79
   3,000M  RCN Corp., 0% - 11.125%, 2007                          2,025,000        100
   2,500M  Viatel, Inc., 0% - 12.50%, 2008                        1,556,250         77
--------------------------------------------------------------------------------------
                                                                 34,521,978      1,710
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                      $10,000
  AMOUNT                                                                            OF
      OR                                                                           NET
  SHARES   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           TRANSPORTATION--3.0%
$  2,500M  American Commercial Lines, LLC, 10.25%, 2008       $   2,575,000   $    128
   3,550M  Eletson Holdings, Inc., 9.25%, 2003                    3,443,500        171
--------------------------------------------------------------------------------------
                                                                  6,018,500        299
--------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $180,068,848)              172,571,036      8,550
--------------------------------------------------------------------------------------
           CONVERTIBLE BONDS--1.8%
           CHEMICALS--.8%
   2,000M  Hexcel Corp., 7%, 2003                                 1,657,500         82
--------------------------------------------------------------------------------------
           MEDIA (OTHER)--1.0%
   2,000M  Mail-Well, Inc., 5%, 2002                              1,957,500         97
--------------------------------------------------------------------------------------
TOTAL VALUE OF CONVERTIBLE BONDS (cost $3,669,100)                3,615,000        179
--------------------------------------------------------------------------------------
           COMMON STOCKS--.6%
           CHEMICALS--.1%
  20,000   *Polymer Group, Inc.                                     185,000          9
--------------------------------------------------------------------------------------
           HEALTHCARE--.1%
  16,000   *Tenet Healthcare Corporation                            303,000         15
--------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--.4%
   8,846   *Echostar Communications Corp. - Class "A"               722,055         36
--------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $611,898)                      1,210,055         60
--------------------------------------------------------------------------------------
           PREFERRED STOCKS--3.7%
           FINANCIAL--.5%
  40,800   Astoria Financial Corp., 12%, Series "B"               1,071,000         53
--------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--2.4%
  42,284   CSC Holdings, Inc., 11.125%, PIK, Series "M"           4,841,500        240
--------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.8%
  30,200   *S.D. Warren Co., Inc., 14%, Series "B"+               1,615,700         80
--------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $6,153,991)                 7,528,200        373
--------------------------------------------------------------------------------------

FIRST INVESTORS HIGH YIELD FUND, INC.
March 31, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
WARRANTS                                                                       $10,000
      OR                                                                            OF
PRINCIPAL                                                                          NET
  AMOUNT   SECURITY                                                   VALUE     ASSETS
--------------------------------------------------------------------------------------
           WARRANTS--.2%
           GAMING/LODGING--.0%
  17,660   *President Riverboat Casinos, Inc. (expiring
             9/30/99)                                         $         177   $     --
--------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--.1%
   9,000   *Diva Systems Corp. (expiring 3/1/08)                    117,000          6
  46,320   *Star Choice Communications, Inc. (expiring
             12/15/05)+                                             121,590          6
--------------------------------------------------------------------------------------
                                                                    238,590         12
--------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.1%
  30,200   *S.D. Warren Co., Inc. (expiring 12/15/06)+              151,000          8
--------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--.0%
   3,750   *E. Spire Communications, Inc. (expiring 11/1/05)         37,500          2
   3,000   *McCaw International, Ltd. (expiring 4/15/07)              7,500         --
   5,600   *Powertel, Inc. (expiring 2/1/06)                         22,400          1
--------------------------------------------------------------------------------------
                                                                     67,400          3
--------------------------------------------------------------------------------------
TOTAL VALUE OF WARRANTS (cost $91,816)                              457,167         23
--------------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS--2.5%
$  4,500M  United States Treasury Note, 7%, 2006 (cost
             $4,795,281)                                          4,923,283        244
--------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--2.2%
   4,500M  American General Finance Corp., 4.90%, 4/6/99
             (cost $4,496,937)                                    4,496,937        223
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $199,887,871)         96.5%    194,801,678      9,652
OTHER ASSETS, LESS LIABILITIES                          3.5       7,026,572        348
--------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $ 201,828,250   $ 10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4

                       See notes to financial statements

                      This page intentionally left blank.

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS
March 31, 1999

---------------------------------------------------------------------
                                                           INVESTMENT
                                            GOVERNMENT          GRADE
---------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $ 154,837,654   $ 54,460,313
                                         -------------   ------------
                                         -------------   ------------
  At value (Note 1A)...................  $ 155,541,557   $ 55,690,911
Cash...................................        307,372        284,209
Receivables:
  Investment securities sold...........             --             --
  Interest and dividends...............      1,118,992        947,589
  Shares sold..........................         20,518        135,434
Other assets...........................         27,482             --
                                         -------------   ------------
Total Assets...........................    157,015,921     57,058,143
                                         -------------   ------------
LIABILITIES
Payables:
  Investment securities purchased......             --             --
  Dividends payable....................        686,784        255,646
  Shares redeemed......................        384,094        123,591
Accrued advisory fee...................         78,465         21,624
Accrued expenses.......................         30,349             --
                                         -------------   ------------
Total Liabilities......................      1,179,692        400,861
                                         -------------   ------------
NET ASSETS.............................  $ 155,836,229   $ 56,657,282
                                         -------------   ------------
                                         -------------   ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $ 174,192,566   $ 55,335,416
Undistributed net investment income....        223,458         65,193
Accumulated net realized gain (loss) on
  investments..........................    (19,283,698)        26,075
Net unrealized appreciation
  (depreciation) of investments........        703,903      1,230,598
                                         -------------   ------------
Total..................................  $ 155,836,229   $ 56,657,282
                                         -------------   ------------
                                         -------------   ------------
NET ASSETS:
  Class A..............................  $ 152,821,563   $ 50,008,825
  Class B..............................  $   3,014,666   $  6,648,457
SHARES OUTSTANDING (Note 6):
  Class A..............................     13,595,252      4,947,293
  Class B..............................        268,425        657,317
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE  - CLASS A.................  $       11.24   $      10.11
                                                ------         ------
                                                ------         ------
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $       11.99   $      10.78
                                                ------         ------
                                                ------         ------
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE  - CLASS B (Note 6)............  $       11.23   $      10.11
                                                ------         ------
                                                ------         ------

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

-------------------------------------------------------------------

                                               INCOME    HIGH YIELD
-------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $428,125,533  $199,887,871
                                         ------------  ------------
                                         ------------  ------------
  At value (Note 1A)...................  $426,544,649  $194,801,678
Cash...................................       653,578       767,536
Receivables:
  Investment securities sold...........            --     3,440,403
  Interest and dividends...............     9,821,737     4,549,025
  Shares sold..........................       577,322       269,422
Other assets...........................       168,816        59,061
                                         ------------  ------------
Total Assets...........................   437,766,102   203,887,125
                                         ------------  ------------
LIABILITIES
Payables:
  Investment securities purchased......     4,678,920       216,802
  Dividends payable....................     3,168,360     1,452,245
  Shares redeemed......................       743,504       231,470
Accrued advisory fee...................       258,691       125,813
Accrued expenses.......................        81,724        32,545
                                         ------------  ------------
Total Liabilities......................     8,931,199     2,058,875
                                         ------------  ------------
NET ASSETS.............................  $428,834,903  $201,828,250
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $632,063,652  $324,438,505
Undistributed net investment income....     5,003,170     1,183,428
Accumulated net realized gain (loss) on
  investments..........................  (206,651,035) (118,707,490)
Net unrealized appreciation
  (depreciation) of investments........    (1,580,884)   (5,086,193)
                                         ------------  ------------
Total..................................  $428,834,903  $201,828,250
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS:
  Class A..............................  $416,816,464  $191,977,042
  Class B..............................  $ 12,018,439  $  9,851,208
SHARES OUTSTANDING (Note 6):
  Class A..............................    98,906,943    36,849,221
  Class B..............................     2,859,666     1,893,817
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE  - CLASS A.................  $       4.21  $       5.21
                                                -----         -----
                                                -----         -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $       4.49  $       5.56
                                                -----         -----
                                                -----         -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE  - CLASS B (Note 6)............  $       4.20  $       5.20
                                                -----         -----
                                                -----         -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS
Six Months Ended March 31, 1999

---------------------------------------------------------------------
                                                           INVESTMENT
                                            GOVERNMENT          GRADE
---------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $   5,169,040   $  1,861,131
  Dividends (Note 1F)..................             --             --
                                         -------------   ------------
Total income...........................      5,169,040      1,861,131
                                         -------------   ------------
Expenses (Notes 1 and 3):
  Advisory fee.........................        802,680        210,227
  Distribution plan expenses - Class
    A..................................        216,707         75,094
  Distribution plan expenses - Class
    B..................................         15,571         29,988
  Shareholder servicing costs..........        173,944         65,121
  Reports and notices to
    shareholders.......................          8,491          2,833
  Professional fees....................         21,078          7,691
  Custodian fees.......................          8,875          4,650
  Other expenses.......................         26,107          7,571
                                         -------------   ------------
Total expenses.........................      1,273,453        403,175
Less: Expenses waived or assumed.......       (300,757)       (73,604)
     Custodian fees paid indirectly....         (8,875)        (1,321)
                                         -------------   ------------
Net expenses...........................        963,821        328,250
                                         -------------   ------------
Net investment income..................      4,205,219      1,532,881
                                         -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
Net realized gain on investments.......        615,329         49,921
Net unrealized appreciation
  (depreciation) of investments........     (4,012,696)    (1,983,998)
                                         -------------   ------------
Net gain (loss) on investments.........     (3,397,367)    (1,934,077)
                                         -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $     807,852   $   (401,196)
                                         -------------   ------------
                                         -------------   ------------

                       See notes to financial statements

-------------------------------------------------------------------

                                               INCOME    HIGH YIELD
-------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $ 21,602,223  $ 10,065,547
  Dividends (Note 1F)..................       816,957       367,898
                                         ------------  ------------
Total income...........................    22,419,180    10,433,445
                                         ------------  ------------
Expenses (Notes 1 and 3):
  Advisory fee.........................     1,559,560     1,008,726
  Distribution plan expenses - Class
    A..................................       618,867       289,685
  Distribution plan expenses - Class
    B..................................        51,081        46,711
  Shareholder servicing costs..........       395,483       247,860
  Reports and notices to
    shareholders.......................        54,151        18,806
  Professional fees....................        55,381        22,024
  Custodian fees.......................        28,055        14,295
  Other expenses.......................        30,795        19,401
                                         ------------  ------------
Total expenses.........................     2,793,373     1,667,508
Less: Expenses waived or assumed.......            --      (249,481)
     Custodian fees paid indirectly....        (3,399)       (2,972)
                                         ------------  ------------
Net expenses...........................     2,789,974     1,415,055
                                         ------------  ------------
Net investment income..................    19,629,206     9,018,390
                                         ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......     1,236,201       480,404
Net unrealized appreciation
  (depreciation) of investments........     3,306,257      (201,067)
                                         ------------  ------------
Net gain (loss) on investments.........     4,542,458       279,337
                                         ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $ 24,171,664  $  9,297,727
                                         ------------  ------------
                                         ------------  ------------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS

---------------------------------------------------------------------------------
                                                        GOVERNMENT
                                         ----------------------------------------
                                              10/1/98        1/1/98        1/1/97
                                                   TO            TO            TO
                                              3/31/99       9/30/98      12/31/97
---------------------------------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income................  $  4,205,219  $  7,106,026  $ 10,923,827
  Net realized gain on investments.....       615,329     1,183,567       639,617
  Net unrealized appreciation
    (depreciation) of investments......    (4,012,696)    1,409,717     2,599,700
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets resulting from
      operations.......................       807,852     9,699,310    14,163,144
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......    (4,227,347)   (6,724,124)  (10,429,404)
  Net investment income - Class B......       (72,095)      (81,974)      (87,929)
  Net realized gains - Class A.........            --            --            --
  Net realized gains - Class B.........            --            --            --
                                         ------------  ------------  ------------
    Total distributions................    (4,299,442)   (6,806,098)  (10,517,333)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    13,097,936     9,525,532     5,908,414
  Reinvestment of distributions........     3,510,094     4,926,021     8,585,051
  Cost of shares redeemed..............   (20,862,185)  (26,851,304)  (34,742,760)
                                         ------------  ------------  ------------
                                           (4,254,155)  (12,399,751)  (20,249,295)
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............       591,329     1,211,035       771,873
  Reinvestment of distributions........        61,952        61,087        77,395
  Cost of shares redeemed..............      (627,049)     (255,377)     (293,938)
                                         ------------  ------------  ------------
                                               26,232     1,016,745       555,330
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    (4,227,923)  (11,383,006)  (19,693,965)
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets...........................    (7,719,513)   (8,489,794)  (16,048,154)
NET ASSETS
  Beginning of period..................   163,555,742   172,045,536   188,093,690
                                         ------------  ------------  ------------
  End of period+.......................  $155,836,229  $163,555,742  $172,045,536
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes undistributed net investment
 income of.............................  $    223,458  $    317,681  $     17,753
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     1,155,369       840,674       532,781
  Issued for distributions
    reinvested.........................       309,271       435,243       772,790
  Redeemed.............................    (1,840,685)   (2,371,443)   (3,132,875)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................      (376,045)   (1,095,526)   (1,827,304)
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................        52,100       106,792        69,580
  Issued for distributions
    reinvested.........................         5,465         5,403         6,967
  Redeemed.............................       (55,380)      (22,630)      (26,527)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................         2,185        89,565        50,020
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------
                                                   INVESTMENT GRADE                              INCOME
                                         -------------------------------------  ----------------------------------------
                                             10/1/98       1/1/98       1/1/97       10/1/98        1/1/98        1/1/97
                                                  TO           TO           TO            TO            TO            TO
                                             3/31/99      9/30/98     12/31/97       3/31/99       9/30/98      12/31/97
---------------------------------------  -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income................  $ 1,532,881  $ 2,251,025  $ 2,902,275  $ 19,629,206  $ 28,808,714  $ 37,617,154
  Net realized gain on investments.....       49,921      332,824      145,546     1,236,201     6,072,547     7,801,754
  Net unrealized appreciation
    (depreciation) of investments......   (1,983,998)   1,502,946    1,059,248     3,306,257   (32,899,878)    7,327,698
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations........................     (401,196)   4,086,795    4,107,069    24,171,664     1,981,383    52,746,606
                                         -----------  -----------  -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......   (1,401,118)  (2,031,526)  (2,740,532)  (19,037,795)  (28,271,152)  (37,571,202)
  Net investment income - Class B......     (147,421)    (157,556)    (148,190)     (443,306)     (427,881)     (367,759)
  Net realized gains - Class A.........     (315,829)          --     (145,340)           --            --            --
  Net realized gains - Class B.........      (34,277)          --      (10,710)           --            --            --
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Total distributions................   (1,898,645)  (2,189,082)  (3,044,772)  (19,481,101)  (28,699,033)  (37,938,961)
                                         -----------  -----------  -----------  ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    5,839,678    7,654,519    6,253,282    14,381,763    19,191,549    16,851,806
  Reinvestment of distributions........    1,374,785    1,382,541    2,236,906    13,516,562    17,811,002    26,312,729
  Cost of shares redeemed..............   (4,903,788)  (6,018,074) (10,870,685)  (25,274,602)  (39,843,145)  (50,837,153)
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                           2,310,675    3,018,986   (2,380,497)    2,623,723    (2,840,594)   (7,672,618)
                                         -----------  -----------  -----------  ------------  ------------  ------------
Class B:
  Proceeds from shares sold............    2,064,582    2,122,648    1,206,438     3,628,326     4,069,154     2,600,932
  Reinvestment of distributions........      139,242       97,513      110,137       259,180       222,517       234,762
  Cost of shares redeemed..............     (581,319)    (438,399)    (402,070)     (912,090)     (634,541)     (543,250)
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                           1,622,505    1,781,762      914,505     2,975,416     3,657,130     2,292,444
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    3,933,180    4,800,748   (1,465,992)    5,599,139       816,536    (5,380,174)
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets............................    1,633,339    6,698,461     (403,695)   10,289,702   (25,901,114)    9,427,471
NET ASSETS
  Beginning of period..................   55,023,943   48,325,482   48,729,177   418,545,201   444,446,315   435,018,844
                                         -----------  -----------  -----------  ------------  ------------  ------------
  End of period+.......................  $56,657,282  $55,023,943  $48,325,482  $428,834,903  $418,545,201  $444,446,315
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
+Includes undistributed net investment
  income of............................  $    65,193  $    80,851  $    18,908  $  5,003,170  $  4,855,065  $  4,745,384
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      566,383      746,328      628,030     3,452,368     4,340,514     3,881,531
  Issued for distributions
    reinvested.........................      133,266      135,264      224,425     3,243,255     4,026,825     6,059,302
  Redeemed.............................     (476,173)    (587,942)  (1,095,164)   (6,062,132)   (9,003,279)  (11,715,604)
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................      223,476      293,650     (242,709)      633,491      (635,940)   (1,774,771)
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
Class B:
  Sold.................................      200,177      206,853      120,858       874,240       928,514       599,023
  Issued for distributions
    reinvested.........................       13,498        9,529       11,021        62,317        50,572        54,064
  Redeemed.............................      (56,334)     (42,765)     (40,307)     (220,435)     (144,214)     (124,769)
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................      157,341      173,617       91,572       716,122       834,872       528,318
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------

                       See notes to financial statements

FIRST INVESTORS

---------------------------------------------------------------------------------
                                                        HIGH YIELD
                                         ----------------------------------------
                                              10/1/98        1/1/98        1/1/97
                                                   TO            TO            TO
                                              3/31/99       9/30/98      12/31/97
---------------------------------------  ------------  ------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income................  $  9,018,390  $ 13,476,215  $ 17,677,606
  Net realized gain on investments.....       480,404     2,887,542       713,528
  Net unrealized appreciation
    (depreciation) of investments......      (201,067)  (16,132,114)    5,114,885
                                         ------------  ------------  ------------
    Net increase in net assets
      resulting from operations........     9,297,727       231,643    23,506,019
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......    (8,381,079)  (12,837,075)  (18,059,105)
  Net investment income - Class B......      (375,328)     (469,260)     (449,764)
                                         ------------  ------------  ------------
    Total distributions................    (8,756,407)  (13,306,335)  (18,508,869)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............     5,420,830    13,015,941    18,043,474
  Reinvestment of distributions........     6,098,449     8,343,126    12,110,096
  Cost of shares redeemed..............   (13,705,660)  (23,733,242)  (28,096,512)
                                         ------------  ------------  ------------
                                           (2,186,381)   (2,374,175)    2,057,058
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............     1,786,369     3,149,731     3,582,510
  Reinvestment of distributions........       226,996       232,619       255,493
  Cost of shares redeemed..............      (780,512)   (1,125,496)   (1,007,361)
                                         ------------  ------------  ------------
                                            1,232,853     2,256,854     2,830,642
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................      (953,528)     (117,321)    4,887,700
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets...........................      (412,208)  (13,192,013)    9,884,850
NET ASSETS
  Beginning of period..................   202,240,458   215,432,471   205,547,621
                                         ------------  ------------  ------------
  End of period+.......................  $201,828,250  $202,240,458  $215,432,471
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes undistributed net investment
  income of............................  $  1,183,428  $    921,445  $    751,565
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     1,044,223     2,358,746     3,324,677
  Issued for distributions
    reinvested.........................     1,173,364     1,516,355     2,233,259
  Redeemed.............................    (2,641,414)   (4,319,040)   (5,175,518)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................      (423,827)     (443,939)      382,418
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................       345,427       571,087       661,609
  Issued for distributions
    reinvested.........................        43,732        42,398        46,771
  Redeemed.............................      (149,930)     (206,051)     (185,884)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       239,229       407,434       522,496
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Government Fund, Inc. ("Government Fund"), a Maryland corporation; First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Fund For Income, Inc. ("Income Fund"), a Maryland corporation; and First Investors High Yield Fund, Inc. ("High Yield Fund"), a Maryland corporation; are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for the assets, liabilities and operations of the Fund. Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

INVESTMENT GRADE FUND seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

INCOME FUND primarily seeks high current income and secondarily seeks capital appreciation.

HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation.

On March 19, 1998, the Boards of Directors/Trustees of the Government Fund, Series Fund, Income Fund and High Yield Fund approved a change in the fiscal year-ends of each of the above listed Funds to September 30. Previously, the fiscal year-ends were December 31 for each of the Funds.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors/Trustees.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. At September 30, 1998, capital loss carryovers were as follows:

                                                                  Year Capital Loss Carryovers Expire
                                         -------------------------------------------------------------------------------------
Fund                                            Total          1999        2001         2002      2003        2004        2005
---------------------------------------  ------------  ------------  ----------  -----------  --------  ----------  ----------
Government.............................  $ 19,899,027  $         --  $       --  $19,694,519  $     --  $  204,508  $       --
Income.................................   207,887,236   207,520,038          --      254,689        --          --     112,509
High Yield.............................   119,187,894   109,407,947   1,762,042      135,416   593,956   4,405,482   2,883,051

C. Distributions to Shareholders--Dividends to shareholders from net investment income are generally declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the accounting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund are allocated among and charged to the assets of each Fund in Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings of Income Fund and High Yield Fund are recognized as dividend income and recorded at the market value of the shares received. During the six months ended March 31, 1999, Income Fund and High Yield Fund recognized $816,957 and $306,698, respectively, from these taxable "pay-in-kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended March 31, 1999, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $16,567 against custodian charges based on the uninvested cash balances of the Funds.

2. SECURITIES TRANSACTIONS--For the six months ended March 31, 1999, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term U.S. Government obligations and short-term securities) were as follows:

                                                                           Long-Term
                                                                        U.S. Government
                                                Securities                Obligations
                                         ------------------------  --------------------------
                                             Cost of     Proceeds       Cost of      Proceeds
Fund                                       Purchases   from Sales     Purchases    from Sales
---------------------------------------  -----------  -----------  ------------  ------------
Government.............................  $        --  $        --  $102,016,808  $106,582,417
Investment Grade.......................    4,595,905    2,309,171     5,150,479     3,245,609
Income.................................   79,463,782   67,565,843            --            --
High Yield.............................   30,196,556   33,226,468            --            --

At March 31, 1999, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                              Gross         Gross  Net Unrealized
                                            Aggregate    Unrealized    Unrealized    Appreciation
Fund                                             Cost  Appreciation  Depreciation  (Depreciation)
---------------------------------------  ------------  ------------  ------------  --------------
Government.............................  $154,837,654  $  1,605,237  $    901,334  $      703,903
Investment Grade.......................    54,460,313     1,498,362       267,764       1,230,598
Income.................................   428,125,533    16,317,384    17,898,268      (1,580,884)
High Yield.............................   199,887,871     7,396,942    12,483,135      (5,086,193)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Directors/ trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 1999, total directors/trustees fees accrued by the Funds amounted to $18,000.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

GOVERNMENT AND HIGH YIELD FUNDS--1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 35% and 40%, respectively, of the 1% annual fee on the first $200 million of Government Fund's average daily net assets for the periods October 1, 1998 through December 31, 1998 and January 1, 1999 through March 31, 1999. For the six months ended March 31, 1999, FIMCO also has waived 25% of the 1% annual fee on the first $200 million of High Yield Fund's average daily net assets.

INVESTMENT GRADE FUND--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily assets over $750 million. FIMCO waived 20% of the .75% annual fee on the first $300 million of the Fund's average daily net assets for the six months ended March 31, 1999.

INCOME FUND--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended March 31, 1999, total advisory fees accrued to FIMCO by the Funds were $3,581,195 of which $592,283 was waived. In addition, FIMCO assumed $31,559 of Investment Grade Fund expenses.

For the six months ended March 31, 1999, FIC, as underwriter, received $772,033 in commissions from the sale of shares of the Funds after allowing $99,962 to other dealers. Shareholder servicing costs included $557,719 in transfer agent fees accrued to ADM and $179,317 in IRA custodian fees accrued to FFS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Funds.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 1999, Investment Grade held one 144A security with a value of $727,550 representing 1.3% of the Fund's net assets, Income Fund held eighteen 144A securities with an aggregate value of $52,942,483 representing 12.3% of the Fund's net assets and High Yield Fund held twelve 144A securities with an aggregate value of $22,068,540 representing 10.9% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The investments of Income Fund and High Yield Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class. Of the 1,000,000,000 shares originally authorized by both Government Fund and Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 as Class B. Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 500,000,000 shares originally authorized by High Yield Fund, the Fund has designated 250,000,000 shares as Class A and 250,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE                  UNREALIZED               ----------------------
                 ---------           NET   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING    INVESTMENT            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        INCOME   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
CLASS A
1993...........  $   11.83  $        .72  ($       .26) $       .46  $       .74  $      --  $         .74
1994...........      11.55           .69         (1.06)        (.37)         .68         --            .68
1995...........      10.50           .71           .82         1.53          .72         --            .72
1996...........      11.31           .68          (.30)         .38          .64         --            .64
1997...........      11.05           .69           .21          .90          .66         --            .66
1998(a)........      11.29           .49           .18          .67          .47         --            .47
1999(c)........      11.49           .30          (.25)         .05          .30         --            .30
CLASS B
1995(b)........      10.52           .63           .80         1.43          .64         --            .64
1996...........      11.31           .60          (.31)         .29          .56         --            .56
1997...........      11.04           .61           .21          .82          .59         --            .59
1998(a)........      11.27           .42           .19          .61          .40         --            .40
1999(c)........      11.48           .26          (.25)         .01          .26         --            .26
----------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
CLASS A
1993...........  $    9.90  $        .65  $        .50  $      1.15  $       .65  $     .07  $         .72
1994...........      10.33           .62         (1.09)        (.47)         .62         --            .62
1995...........       9.24           .64          1.10         1.74          .64         --            .64
1996...........      10.34           .62          (.39)         .23          .62        .02            .64
1997...........       9.93           .62           .25          .87          .61        .03            .64
1998(a)........      10.16           .46           .36          .82          .45         --            .45
1999(c)........      10.53           .28          (.34)        (.06)         .29        .07            .36
CLASS B
1995(b)........       9.26           .54          1.10         1.64          .55         --            .55
1996...........      10.35           .55          (.39)         .16          .55        .02            .57
1997...........       9.94           .55           .26          .81          .55        .03            .58
1998(a)........      10.17           .41           .36          .77          .40         --            .40
1999(c)........      10.54           .25          (.36)        (.11)         .25        .07            .32
----------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a share, total return, ratios to average net assets and other supplemental data for each period indicated.

      --------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END         *           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
      --------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
CLASS A
1993...........  $   11.55      3.99  $        288         1.32            6.14           1.48             5.98              584
1994...........      10.50     (3.22)          219         1.40            6.31           1.60             6.11              260
1995...........      11.31     14.98           217         1.38            6.50           1.61             6.27              163
1996...........      11.05      3.51           187         1.39            6.15           1.63             5.90              121
1997...........      11.29      8.40           170         1.34            6.16           1.64             5.86              134
1998(a)........      11.49      6.03           161         1.28+           5.71+          1.62+            5.37+              62
1999(c)........      11.24       .48           153         1.20+           5.25+          1.56+            4.89+              65
CLASS B
1995(b)........      11.31     13.94             1         2.13+           5.75+          2.37+            5.51+             163
1996...........      11.04      2.73             1         2.09            5.44           2.34             5.20              121
1997...........      11.27      7.60             2         2.04            5.46           2.34             5.16              134
1998(a)........      11.48      5.54             3         1.98+           5.01+          2.32+            4.67+              62
1999(c)........      11.23       .11             3         1.90+           4.55+          2.26+            4.19+              65
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
CLASS A
1993...........  $   10.33     11.82  $         49          .86            6.27           1.40             5.73               38
1994...........       9.24     (4.62)           46          .95            6.46           1.47             5.94               17
1995...........      10.34     19.40            50         1.10            6.43           1.43             6.10               27
1996...........       9.93      2.39            46         1.11            5.96           1.42             5.65               22
1997...........      10.16      9.14            45         1.11            6.18           1.43             5.86               34
1998(a)........      10.53      8.29            50         1.10+           6.02+          1.40+            5.72+              49
1999(c)........      10.11      (.63)           50         1.10+           5.55+          1.36+            5.29+               4
CLASS B
1995(b)........      10.35     18.08             1         1.80+           5.73+          2.13+            5.40+              27
1996...........       9.94      1.64             2         1.81            5.26           2.12             4.95               22
1997...........      10.17      8.40             3         1.81            5.48           2.13             5.16               34
1998(a)........      10.54      7.73             5         1.80+           5.32+          2.10+            5.02+              49
1999(c)........      10.11     (1.06)            7         1.80+           4.85+          2.06+            4.59+               4
--------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE                  UNREALIZED               ----------------------
                 ---------           NET   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING    INVESTMENT            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        INCOME   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
INCOME FUND
CLASS A
1993...........  $    3.89  $        .39  $        .29  $       .68  $       .40  $      --  $         .40
1994...........       4.17           .37          (.35)         .02          .38         --            .38
1995...........       3.81           .38           .30          .68          .36         --            .36
1996...........       4.13           .39           .14          .53          .37         --            .37
1997...........       4.29           .38           .14          .52          .38         --            .38
1998(a)........       4.43           .29          (.26)         .03          .29         --            .29
1999(c)........       4.17           .19           .04          .23          .19         --            .19
CLASS B
1995(b)........       3.81           .31           .33          .64          .32         --            .32
1996...........       4.13           .38           .12          .50          .35         --            .35
1997...........       4.28           .34           .15          .49          .35         --            .35
1998(a)........       4.42           .26          (.26)          --          .26         --            .26
1999(c)........       4.16           .18           .04          .22          .18         --            .18
----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
CLASS A
1993...........  $    4.97  $        .47  $        .34  $       .81  $       .48  $      --  $         .48
1994...........       5.30           .48          (.46)         .02          .48         --            .48
1995...........       4.84           .47           .39          .86          .48         --            .48
1996...........       5.22           .47           .20          .67          .49         --            .49
1997...........       5.40           .46           .15          .61          .48         --            .48
1998(a)........       5.53           .35          (.34)         .01          .34         --            .34
1999(c)........       5.20           .23           .01          .24          .23         --            .23
CLASS B
1995(b)........       4.84           .42           .40          .82          .43         --            .43
1996...........       5.23           .44           .18          .62          .45         --            .45
1997...........       5.40           .43           .14          .57          .44         --            .44
1998(a)........       5.53           .32          (.34)        (.02)         .32         --            .32
1999(c)........       5.19           .22            --          .22          .21         --            .21
----------------------------------------------------------------------------------------------------------

* Calculated without sales charges
+ Annualized
++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995
(c) For the period October 1, 1998 to March 31, 1999

                       See notes to financial statements

      --------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END         *           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
      --------------------------------------------------------------------------------------------------------------------
INCOME FUND
CLASS A
1993...........  $    4.17     18.06  $        431         1.32            9.54            N/A              N/A               76
1994...........       3.81       .58           401         1.22            9.34            N/A              N/A               39
1995...........       4.13     18.54           425         1.18            9.53            N/A              N/A               33
1996...........       4.29     13.40           432         1.16            9.27            N/A              N/A               30
1997...........       4.43     12.62           439         1.15            8.63            N/A              N/A               45
1998(a)........       4.17       .49           410         1.27+           8.68+           N/A              N/A               28
1999(c)........       4.21      5.69           417         1.30+           9.30+           N/A              N/A               17
CLASS B
1995(b)........       4.13     17.46             2         1.92+           8.78+           N/A              N/A               33
1996...........       4.28     12.51             3         1.86            8.57            N/A              N/A               30
1997...........       4.42     11.95             6         1.85            7.93            N/A              N/A               45
1998(a)........       4.16      (.06)            9         1.97+           7.98+           N/A              N/A               28
1999(c)........       4.20      5.40            12         2.00+           8.60+           N/A              N/A               17
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
CLASS A
1993...........  $    5.30     16.95  $        191         1.69            8.96            N/A              N/A               87
1994...........       4.84       .39           170         1.56            9.48           1.59             9.44               32
1995...........       5.22     18.43           187         1.45            9.22           1.55             9.12               42
1996...........       5.40     13.35           202         1.37            8.99           1.52             8.84               29
1997...........       5.53     11.84           209         1.29            8.17           1.48             7.98               46
1998(a)........       5.20       .08           194         1.36+           8.36+          1.59+            8.13+              20
1999(c)........       5.21      4.61           192         1.37+           8.94+          1.61+            8.70+              16
CLASS B
1995(b)........       5.23     17.40             1         2.22+           8.45+          2.32+            8.35+              42
1996...........       5.40     12.41             4         2.07            8.28           2.22             8.13               29
1997...........       5.53     11.11             7         1.99            7.47           2.18             7.28               46
1998(a)........       5.19      (.59)            9         2.06+           7.66+          2.29+            7.43+              20
1999(c)........       5.20      4.27            10         2.07+           8.24+          2.31+            8.00+              16
--------------------------------------------------------------------------------------------------------------------

* Calculated without sales charges
+ Annualized
++ Net of expenses waived or assumed (Note 3)
(a) For the period January 1, 1998 to September 30, 1998
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995
(c) For the period October 1, 1998 to March 31, 1999

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Boards of Directors/Trustees of First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
First Investors High Yield Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Government Fund, Investment Grade Fund (a series of First Investors Series Fund), Fund For Income and High Yield Fund as of March 31, 1999, the related statement of operations for the six months ended March 31, 1999, the statement of changes in net assets and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Investors Government Fund, Investment Grade Fund, Fund For Income and High Yield Fund at March 31, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 30, 1999

FIRST INVESTORS TAXABLE BOND FUNDS

DIRECTORS
--------------------------------

JAMES J. COY (Emeritus)

GLENN O. HEAD

KATHRYN S. HEAD

LARRY R. LAVOIE

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
--------------------------------

GLENN O. HEAD
President

NANCY W. JONES
Vice President

GEORGE V. GANTER
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS TAXABLE BOND FUNDS

SHAREHOLDER INFORMATION
----------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of the annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

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